Average Annual Total Returns (Vanguard Target Retirement 2040 Fund Participant)	Vanguard Target Retirement 2040 Fund Vanguard Target Retirement 2040 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2040 Fund Vanguard Target Retirement 2040 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2040 Fund Vanguard Target Retirement 2040 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2040 Composite Index Vanguard Target Retirement 2040 Fund Vanguard Target Retirement 2040 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.15%	5.97%	12.66%	7.61%
Five Years	11.57%	4.45%	15.75%	11.87%
Since Inception	6.87%	5.27%	8.55%	7.00%